MEZZANINE EQUITY (Details Narrative) - USD ($)												3 Months Ended	6 Months Ended		12 Months Ended
	Jul. 02, 2021	Jun. 10, 2021	Feb. 15, 2021	Feb. 04, 2021	Dec. 31, 2020	Dec. 23, 2020	Dec. 22, 2020	Dec. 07, 2020	Nov. 06, 2020	Oct. 14, 2020	Sep. 30, 2020	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jan. 15, 2021	Oct. 26, 2020	Mar. 02, 2020
Affiliate, Collateralized Security [Line Items]
Preferred stock, shares authorized					6,010,000								6,020,000		6,010,000
Preferred stock par value					$ 0.001								$ 0.001		$ 0.001	$ 0.001
Proceeds from issuance of preferred shares													$ 1,850,000
Number of shares issued, shares												200,000			8,062,244
Number of shares issued, value														$ 100,031		$ 23,453
Warrant [Member]
Affiliate, Collateralized Security [Line Items]
Fair value of warrants					$ 328,329	$ 768,008							$ 163,998		$ 328,329			$ 163,998	$ 465,248
SPA [Member] | Subsequent Event [Member] | Warrant [Member]
Affiliate, Collateralized Security [Line Items]
Number of shares issued, shares	1,180,000
Redeemable Series C Preferred Stock [Member]
Affiliate, Collateralized Security [Line Items]
Preferred stock, shares authorized					5,000,000								10,000		5,000,000
Preferred stock par value					$ 0.001								$ 0.001		$ 0.001
Redeemable Series D Preferred Stock [Member]
Affiliate, Collateralized Security [Line Items]
Preferred stock, shares authorized					1,000,000								1,000,000		1,000,000
Preferred stock par value					$ 0.001								$ 0.001		$ 0.001
Conversion of convertible preferred stock into common stock					5								5		5
Redeemable Series E Preferred Stock [Member]
Affiliate, Collateralized Security [Line Items]
Preferred stock, shares authorized					5,000,000								5,000,000		5,000,000
Preferred stock par value					$ 0.001								$ 0.001		$ 0.001
Conversion of convertible preferred stock into common stock					4								4		4
Redeemable Series F Preferred Stock [Member]
Affiliate, Collateralized Security [Line Items]
Preferred stock, shares authorized					10,000								10,000		10,000
Preferred stock par value					$ 0.001								$ 0.001		$ 0.001
Convertible preferred stock terms of conversion													Each share of Series F preferred shares is convertible into common stock at an amount equal to the lesser of (a) one hundred percent of the lowest traded price for the Company’s stock for the fifteen trading days immediately preceding the relevant Conversion and (b) a twenty percent discount to the price of the common stock in an offering with gross proceeds of at least $10,000,000.		Each share of Series F preferred shares is convertible into common stock at an amount equal to the lesser of (a) one hundred percent of the lowest traded price for the Company’s stock for the fifteen trading days immediately preceding the relevant Conversion and (b) a twenty percent discount to the price of the common stock in an offering with gross proceeds of at least $10,000,000.
Redeemable Series F Preferred Stock [Member] | Maximum [Member]
Affiliate, Collateralized Security [Line Items]
Proceeds from issuance of preferred shares													$ 10,000,000		$ 10,000,000
Series C Preferred Stock [Member]
Affiliate, Collateralized Security [Line Items]
Conversion of convertible preferred stock into common stock					1,573	1,539,014	96,861						1,312		1,573
Proceeds from issuance of preferred shares								$ 200,000	$ 300,000	$ 200,000
Number of common shares issued for debt conversion											2,347
Debt conversion amount											$ 2,348,208
Number of shares issued, shares								200	300	250	250
Conversion of stock shares issued						286	18
Series C Preferred Stock [Member] | Subsequent Event [Member]
Affiliate, Collateralized Security [Line Items]
Conversion of convertible preferred stock into common stock																	286
Series C Preferred Stock [Member] | SPA [Member]
Affiliate, Collateralized Security [Line Items]
Number of shares issued, shares											200
Shares issued, price per share											$ 1,000
Purchase Shares [Member]
Affiliate, Collateralized Security [Line Items]
Number of shares issued, shares											200
Commitment Shares [Member]
Affiliate, Collateralized Security [Line Items]
Number of shares issued, shares											50
Series F Preferred Stock [Member]
Affiliate, Collateralized Security [Line Items]
Number of shares issued, shares		350	3,000
Number of shares issued, value		$ 350,000	$ 731,992
Series F Preferred Stock [Member] | Warrant [Member]
Affiliate, Collateralized Security [Line Items]
Conversion of convertible preferred stock into common stock						1,573
Number of warrants granted						3,000,000
Fair value of warrants						$ 768,008
Series F Preferred Stock [Member] | First Closing [Member]
Affiliate, Collateralized Security [Line Items]
Number of shares issued, shares				1,500
Number of shares issued, value				$ 731,992
Series F Preferred Stock [Member] | Second Closing [Member]
Affiliate, Collateralized Security [Line Items]
Number of shares issued, shares				1,500
Number of shares issued, value				$ 1,500,000
Series F Preferred Stock [Member] | SPA [Member]
Affiliate, Collateralized Security [Line Items]
Number of shares issued, shares						1,000
Shares issued, price per share						$ 1,000
Series F Preferred Stock [Member] | Maximum [Member]
Affiliate, Collateralized Security [Line Items]
Number of shares issued, shares						1,000
Preferred Stock [Member]
Affiliate, Collateralized Security [Line Items]
Number of shares issued, shares						1,500
Number of shares issued, value					$ 731,992	$ 1,500,000
Series D Preferred Stock [Member]
Affiliate, Collateralized Security [Line Items]
Number of common shares issued for debt conversion																100,500
Series E Preferred Stock [Member]
Affiliate, Collateralized Security [Line Items]
Number of common shares issued for debt conversion																4,649,908
Series D Preferred Stock and Series E Preferred Stock [Member]
Affiliate, Collateralized Security [Line Items]
Debt conversion amount																$ 6,668,643